Cover	Jun. 16, 2026
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 16, 2026
Entity File Number	001-39933
Entity Registrant Name	FLASH SPORTS & MEDIA HOLDINGS, INC.
Entity Central Index Key	0001706524
Entity Tax Identification Number	46-5158469
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8913 Regents Park Drive
Entity Address, Address Line Two	Suite 550
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33647
City Area Code	720
Local Phone Number	390-3880
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	FLZH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1751 Panorama Point
Entity Address, Address Line Two	Unit G
Entity Address, City or Town	Lafayette
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80026